Leases, Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 157
2022	157
2023	116
2024	95
2025	94
Thereafter	452
Total lease payments	1,071
Less: Imputed Interest	(191)
Total operating leases	$ 880	$ 1,053